Balances with Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	¥ 90	¥ 76	[1]
Amounts due to related companies	127	101	[1]
Amounts paid to related companies	227	160
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	51	9
Amounts due to related companies	49	50
Amounts paid to related companies	80	160
Associates [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	22	18
Amounts due to related companies	12	1
Amounts paid to related companies	147
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related companies, current	17	49
Amounts due to related companies	63	48
Other related companies [member]
Disclosure of transactions between related parties [line items]
Amounts due to related companies	¥ 3	¥ 2

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).